Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance at beginning of year	¥ 161,640	¥ 130,843
Goodwill acquired during the year	44,131	4,083
Translation adjustments and other	5,565	26,714
Balance at end of year	211,336	161,640
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	139,412	111,348
Goodwill acquired during the year	3,971	4,083
Translation adjustments and other	1,952	23,981
Balance at end of year	145,335	139,412
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year	13,877	12,674
Goodwill acquired during the year	7,424
Translation adjustments and other	479	1,203
Balance at end of year	21,780	13,877
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	8,351	6,821
Goodwill acquired during the year	32,736
Translation adjustments and other	3,134	1,530
Balance at end of year	¥ 44,221	¥ 8,351